SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
The accompanying financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).

Liquidity and going concern
Liquidity and going concern
TMTG commenced operations on February 8, 2021 and began the initial launch of its social media platform in the first quarter of 2022. The business used cash from operations of $37,732,000 from February 8, 2021 (inception) through December 31, 2023 funded by $40,460,000 of proceeds from the issuance of convertible promissory notes (net of repayments). The term of these notes range between 18 and 36 months; however, each has an accelerated retirement feature in the event of default by the Company. Interest will be accrued between 5% and 10% annually based on the simple interest method (365 days per year).
In October of 2021, TMTG entered into a definitive merger agreement with a special purpose acquisition corporation (SPAC), Digital World Acquisition Corp. (DWAC, or Digital World), a Delaware corporation. The companies expect to consummate the merger in the coming quarters, combining TMTG’s operations with DWAC’s balance sheet (i.e. cash in trust net of redemptions and fees). The parties to the agreement intend to effect the merger of DWAC and its subsidiaries with and into TMTG, with TMTG continuing as the surviving entity. As a result of which, all of the issued and outstanding capital stock of TMTG shall no longer be outstanding and shall automatically be cancelled and shall cease to exist, in exchange for the right for each of TMTG’s stockholders to receive its pro rata share of the stockholder merger consideration subject to the conditions set forth in the merger agreement and in accordance with the applicable provisions of the Delaware General Corporation Law. The agreement was amended on May 11, 2022; August 9, 2023; and September 29, 2023.
On May 16, 2022, in furtherance of TMTG and DWAC’s proposed merger, DWAC filed with the SEC a registration statement on form S-4.
As publicly disclosed by DWAC in an 8-K filing, “on June 27, 2022, TMTG received a subpoena from the SEC seeking documents relating to, among other things, Digital World and other potential counterparties for a business transaction involving TMTG. Digital World has also been informed that on December 30, 2022, TMTG was served with a subpoena, issued by a federal grand jury sitting in the Southern District of New York, seeking a subset of the same or similar documents demanded in subpoenas to Digital World and its directors. Certain current and former TMTG personnel have also received individual grand jury subpoenas.” As publicly disclosed by TMTG in a press release, “TMTG has cooperated fully with inquiries into our planned merger and … complied with subpoenas we've received, none of which were directed at the company's Chairman or CEO.” As detailed below, on information and belief, TMTG is not the target of any SEC or Department of Justice (DOJ) enforcement action.
On September 22, 2022, Mr. W. Moss resigned as director of the Company. Based on information subsequently provided to the Company, the Company understands that Mr. Moss’s resignation did not result from any disagreement with the Company concerning any matter relating to the Company’s operations, policies or practices. As noted below, Mr. Moss was replaced by Mr. D. Scavino during February 2023. Mr D. Scavino continues to consult to the Company. This arrangement is similar to the consulting agreement with Mr. K. Patel, also a current board member.
As of December 31, 2022, Donald J. Trump (“DJT”) had the unilateral right to terminate the License Agreement, as amended, between and among DJT, TMTG, and DTTM Operations, LLC, pursuant to which TMTG obtained certain rights related to the name, image, and likeness of DJT. On October 30, 2023, DJT verbally affirmed that, notwithstanding his contractual right to do so, he would not terminate the License Agreement prior to the later of (a) December 31, 2023, and (b) any other date to which TMTG and DWAC mutually agree to extend the time to consummate their proposed merger.
On February 14, 2023, a trademark for “Truth Social” in classes 21 and 25 was registered with the U.S. Patent and Trademark Office (“USPTO”) by T Media Tech LLC, a wholly-owned subsidiary of TMTG. Trademark applications for “Truth Social” in classes 9 and 42; for “RETRUTH” in classes 9, 35, 38, 41, 42, and 45; “TRUTHSOCIAL” in classes 9, 35, 38, 41, 42, and 45; and “TRUTHPLUS” in classes 9, 35, 38, 41, and 42 are the subject of suspension notices received from USPTO on October 24, 2022; January 13, 2023; February 14, 2023; and February 17, 2023, respectively. Several additional trademark applications remain pending, but have not been the subject of adverse action by USPTO.
On February 16, 2023, TMTG’s Board of Directors held a special meeting. At the meeting, the board appointed D. Scavino to fill the board vacancy created by the resignation of W. Moss and ratified certain past corporate actions pursuant to Delaware law. The board also authorized an increase in TMTG’s share count to 1,000,000,000 shares.
On March 1, 2023, TMTG eliminated several positions. This action followed a review of all departments, most significantly impacted TMTG’s streaming video on demand (“SVOD”) and infrastructure teams, and was primarily attributable to unprecedented obstruction of TMTG’s planned merger with DWAC by the SEC—and concomitant delay in TMTG’s access to capital that TMTG would receive upon the successful completion of such merger. All former employees whose positions were eliminated in March 2023 signed separation agreements. Separately, a former employee whose employment was terminated in June 2022 (and who had declined at that time to sign a separation agreement), filed a wage claim with the New Hampshire Department of Labor on or about June 1, 2023. The former employee agreed to dismiss the claim pursuant to a settlement agreement executed on June 29, 2023, pursuant to which TMTG paid the former employee $25,000.
On April 3, 2023, TMTG CEO Devin Nunes — in his personal capacity — sued several defendants, including a former TMTG employee, in Florida state court. On December 15, 2023, Nunes voluntarily dismissed the lawsuit, without prejudice. TMTG was not a party to that proceeding.
The first of TMTG’s convertible promissory notes reached maturity in May 2023, though TMTG’s repayment obligation pursuant to any such note is generally only triggered by a written demand of the lender on or after the maturity date.
As of the date hereof, there are no outstanding demands for repayment of any of TMTG’s convertible promissory notes that have reached their respective maturity dates. Events related to TMTG’s promissory notes include the following:
•
A broker’s note (which has a face value of $140,000, and is associated with a note with a face value of $2,000,000) reached its maturity date on May 7, 2023. Such note was amended and restated to clarify certain terms on October 26, 2023.

•
A note (with a face value of $2,000,000) reached maturity on May 19, 2023. TMTG and the lender subsequently agreed to extend the maturity date of such note until May 19, 2024, and executed an amended and restated note effective June 6, 2023. A related broker’s note (with a face value of $67,000) reached its maturity date on May 26, 2023.

•
On June 26, 2023, TMTG received a “demand for payment” from a lender whose promissory note with a face value of $2,000,000 reached its maturity date on June 23, 2023. On July 7, 2023, the lender withdrew its demand and agreed to extend the term of its promissory note and an additional loan in the principal amount of $6,000,000, for an additional twelve months until June 23, 2024 and August 18, 2024, respectively. TMTG and the lender subsequently executed a letter, dated August 10, 2023, to document such extension.

•
A lender whose note (with a face value of $4,200,000) reaches its maturity date on December 24, 2024, asserted a “Most Favored Nation” covenant (“MFN”) in the note has the effect of accelerating the maturity date of such note—and, pursuant to such assertion, issued a demand for payment on June 30, 2023. On July 7, 2023, the lender further asserted that TMTG had defaulted on its obligations under the note that reaches its maturity date on December 24, 2024, and under a second note (with a face value of $2,000,000) that reaches its maturity date on August 3, 2023. Also on July 7, 2023, counsel for TMTG sent a letter for the lender denying each of the foregoing assertions. On July 21, 2023, counsel for TMTG reaffirmed that no default had occurred. The second note (with a face value of $2,000,000) reached its maturity date on August 3, 2023. On December 21, 2023, TMTG agreed to repay $1,000,000 of principal on the second note within five business days and affirmed the application of the MFN to the first note (with a face value of $4,200,000) in accordance with a note issued on November 24, 2023; TMTG and the lender mutually agreed that no default had occurred under either note.

•
A note (with a face value of $500,000) reached its maturity date on July 24, 2023. On December 29, 2023, TMTG and the lender mutually agreed to increase the principal (by an additional $500,000, for a total of $1,000,000) and extend the term of such note until June 29, 2025.

•	On August 23, 2023, TMTG and a new lender executed a promissory note (with a face value of $2,500,000).
•	On November 24, 2023, TMTG and a lender executed a promissory note (with a face value of $500,000).
•	Eight of TMTG’s other notes, with an aggregate face value of $14,293,000, reached their respective maturity dates between June 30, 2023, and November 23, 2023.
On May 20, 2023, TMTG filed suit in Florida state court against the Washington Post in connection with false and defamatory statements about TMTG in a May 13, 2023 article. On July 12, 2023, the Washington Post removed the case to federal court. Also on July 12, 2023, TMTG filed a motion to remand the case to state court, which was denied on October 12, 2023. On August 21, 2023, the Washington Post filed a motion to stay discovery, which was denied on September 28, 2023. The case, as well as the Washington Post’s motion to dismiss and TMTG’s opposition thereto, remain pending in federal court as of the date hereof. TMTG has entered into a contingency fee arrangement with its counsel in the case. On May 17 and 18, 2023, TMTG received inquiries from Chase bank that purportedly related to routine diligence, but on information and belief were prompted by the defamatory Washington Post article. Via a May 22, 2023 letter, TMTG admonished Chase not to republish the defamatory statements or take adverse action against TMTG’s account. TMTG subsequently opened accounts at another bank.
On or about June 23, 2023 and December 20, 2023 were potential expiry dates of an exclusivity provision of the License Agreement which generally requires that DJT channel his personal social media communications to TMTG’s Truth Social platform six hours before posting the same communications on a non-TMTG social media platform. Because neither TMTG nor DJT terminated this provision, the exclusivity provisions has twice automatically renewed for an additional 180 days.
On June 29, 2023, three individuals — including a former DWAC director — were arrested and criminally charged by DOJ in connection with alleged insider trading of DWAC securities. On July 20, 2023, all three defendants pleaded not guilty. These individuals have no affiliation with TMTG and — on information and belief — TMTG is not the target of any DOJ enforcement action.
On July 3, 2023, DWAC publicly disclosed an agreement in principle with SEC staff to resolve an ongoing SEC enforcement inquiry into DWAC. On July 20, 2023, SEC approved the settlement. TMTG is not a party to such agreement or — on information and belief — the target of any SEC enforcement action.
Effective July 14, 2023, TMTG’s head of engineering resigned to pursue other opportunities.
On August 9, 2023, TMTG and DWAC executed a second amendment to their Merger Agreement. On the same date, the terms of such amendment were publicly disclosed by DWAC in an SEC filing.
On September 5, 2023, DWAC held a special meeting of its stockholders, at which DWAC’s stockholders approved an amendment extending, upon the approval by DWAC’s board of directors, the date by which the DWAC has to consummate an initial business combination (including its planned merger with TMTG) for an aggregate of 12 additional months (i.e. from September 8, 2023 up to September 8, 2024) or such earlier date as determined by the DWAC board.
On September 29, 2023, TMTG and DWAC finalized a third amendment to their Merger Agreement. On October 2, 2023, the terms of such amendment were publicly disclosed by DWAC in an SEC filing.
On October 30, 2023, TMTG and Rumble executed a minimum guarantee advertising publisher agreement (the “Minimum Guarantee Rumble Agreement”), which replaced a previous agreement with Rumble. Under the Minimum Guarantee Rumble Agreement, 70% of the total aggregate gross revenues from the sale of Ad Units are allocated to TMTG, and the Ad Units shall comprise at least 85% of the aggregate number of paid advertisements directly into Truth Social feeds by TMTG each month.
On November 13, 2023, in furtherance of TMTG and DWAC’s proposed merger, DWAC filed with the SEC an amended registration statement on form S-4.
On November 20, 2023, in connection with reporting about TMTG’s financial results, TMTG filed a lawsuit for defamation and injurious falsehood in Florida state court against 20 media defendants. TMTG and one defendant — Nexstar Media, Inc., which owns the Hill — subsequently agreed to resolve their dispute outside of court, to both parties’ mutual satisfaction. In connection with such resolution, the Hill retracted a November 13, 2023 article, and TMTG’s lawsuit was dismissed as to Nexstar on December 4, 2023. All other terms of TMTG’s settlement with Nexstar remain confidential, and TMTG’s lawsuit is proceeding against all other defendants.
On December 22, 2023, in furtherance of TMTG and DWAC’s proposed merger, DWAC filed with the SEC a second amendment to its registration statement on form S-4.
During the 12 months following the signing of these financial statements, management has substantial doubt that the Company will have sufficient funds to meet its liabilities as they fall due, including liabilities related to promissory notes previously issued by the Company. Sufficient funds during this period are directly conditional on completion of the merger by the September 8, 2024 dissolution date. Bridge funding during the period leading up to the merger ranging between $5 million and $60 million is required depending on convertible note maturity dates, and if note holders decide to extend or call their respective outstanding notes. Management is currently in discussions with certain existing note holders regarding options for extension of maturity dates. The Company believes that it may be difficult to raise additional funds through traditional financing sources in the absence of continued material progress toward completing its merger with DWAC.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates and assumptions reflected in the financial statements relate to and include, but are not limited to, the valuation of convertible promissory notes and derivative liabilities.

Principles of Consolidation
Principles of Consolidation
The consolidated financial statements include the financial statements of the Company and its majority owned subsidiaries and have been prepared in accordance with Accounting Principles Generally Accepted in the United States (“GAAP”). All intercompany transactions have been eliminated.

Cash
Cash
Cash represents bank accounts and demand deposits held at financial institutions. Cash is held at major financial institutions and are subject to credit risk to the extent those balances exceed applicable Federal Deposit Insurance Corporation (FDIC) limitations. No losses were incurred for those balances exceeding the limitations.

Prepaid expenses and other current assets	Prepaid expenses and other current assets Other receivables consist of prepaid rent, insurance and prepaid data costs.
Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment are recorded at cost less accumulated depreciation. Depreciation is calculated on the straight-line basis over the estimated useful lives of the assets. Useful lives for property, plant and equipment are as follows:

Asset Type	Range
Furniture and computer equipment	2 - 5 years
Expenditures which substantially increase value or extend useful lives are capitalized. Expenditures for maintenance and repairs are charged to operations as incurred. Gains and losses are recorded on the disposition or retirement of property, plant and equipment based on the net book value and any proceeds received.
Long-lived fixed assets held and used are reviewed for impairment when events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. Circumstances such as the discontinuation of a line of service, a sudden or consistent decline in the sales forecast for a product, changes in technology or in the way an asset is being used, a history of operating or cash flow losses or an adverse change in legal factors or in TMTG climate, among others, may trigger an impairment review. If such indicators are present, TMTG performs undiscounted cash flow analyses to determine if impairment exists. The asset value would be deemed impaired if the undiscounted cash flows generated did not exceed the carrying value of the asset. If impairment is determined to exist, any related impairment loss is calculated based on fair value. There were no triggering events identified that necessitated an impairment test over property, plant and equipment. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell. See Note 4 - Property, plant and equipment for further detail.

Capitalized software costs
Capitalized software costs
The Company capitalizes costs related to its major service products and certain projects for internal use incurred during the application development stage. Costs related to preliminary project activities and post implementation activities are expensed as incurred. Internal-use software is amortized on a straight-line basis over its estimated useful life, which is generally five to ten years. Management evaluates the useful lives of these assets on an annual basis and tests for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets. As of the period ended December 31, 2023 there were no capitalized software costs.

Revenue Recognition
Revenue Recognition
The Company records revenue in accordance with ASC 606. The Company determines the amount of revenue to be recognized through application of the following steps- Identification of the contract, or contracts with a customer; - Identification of the performance obligations in the contract; - Determination of the transaction price; - Allocation of the transaction price to the performance obligations in the contract; and - Recognition of revenue when or as the Company satisfies the performance obligations.
The Company entered into advertising contractual arrangements with advertising manager service companies. The advertising manager service companies provide advertising services through their Ad Manager Service Platform on the Truth Social website to customers. The Company determines the number of Ad Units available on its Truth Social website. The advertising manager service companies have sole discretion over the terms of the auction and all payments and actions associated therewith. Prices for the Ad Units are set by an auction operated and managed by these companies. The Company has the right to block specific advertisers at its sole reasonable discretion, consistent with applicable laws, rules, regulations, statutes, and ordinances. The Company is an agent in these arrangements, and recognizes revenue for its share in exchange for arranging for the specified advertising to be provided by the advertising manager service companies. The advertising revenues are recognized in the period when the advertising services are provided.

Cost of revenue
Cost of revenue
Cost of revenue primarily encompasses expenses associated with generating advertising revenue. These costs are determined by allocating staff direct and indirect costs proportionately, including depreciation, based on the time spent managing the agency relationships with external vendors. These costs are confined to activities related to coordinating with these third-party vendors as the third-party vendors are responsible to control and facilitate the delivery of advertising services.

Research and development
Research and development
Research and development expenses consist primarily of personnel-related costs, including salaries, benefits and stock-based compensation, for our engineers and other employees engaged in the research and development of our products and services. In addition, research and development expenses include amortization of acquired intangible assets, allocated facilities costs, and other supporting overhead costs.

Marketing and sales
Marketing and sales
Sales and marketing expenses consist primarily of personnel-related costs, including salaries, commissions, benefits and stock-based compensation for our employees engaged in sales, sales support, business development and media, marketing, and customer service functions. In addition, marketing and sales-related expenses also include advertising costs, market research, trade shows, branding, marketing, public relations costs, amortization of acquired intangible assets, allocated facilities costs, and other supporting overhead costs.

Selling, general and administrative expenses
Selling, general and administrative expenses
General and administrative expenses consist primarily of personnel-related costs, including salaries, benefits, and stock-based compensation for our executive, finance, legal, information technology, corporate communications, human resources, and other administrative employees. In addition, general and administrative expenses include fees and costs for professional services (including third-party consulting, legal, and accounting services), facilities costs, and other supporting overhead costs that are not allocated to other departments.

Income taxes
Income taxes
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.
The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Income tax amounts are therefore recognized for all situations where the likelihood of realization is greater than 50%. Changes in recognition or measurement are reflected in income tax expense in the period in which the change in judgment occurs. Accrued interest expense and penalties related to uncertain tax positions are recorded in Income Tax Expense. See Note 6 - Income Taxes.

Commitments and contingencies
Commitments and contingencies
Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. The Company has no liabilities for loss contingencies.

Recently issued accounting standards
Recently issued accounting standards
In December 2019, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2019-12, Simplifying the Accounting for Income Taxes (Topic 740). ASU 2019-12 removes certain exceptions for performing intraperiod tax allocations, recognizing deferred taxes for investments, and calculating income taxes in interim periods. The guidance also simplifies the accounting for franchise taxes, transactions that result in a step-up in the tax basis of goodwill, and the effect of enacted changes in tax laws or rates in interim periods. The Company adopted ASU 2019-12 in the first quarter of 2021 and the adoption had no material impact to the Company’s consolidated financial statements.
In February 2016, the FASB issued Accounting Standards Update No. 2016-02, “Leases (Topic 842)” (“ASU 2016-02”), which requires lessees to record most leases on their balance sheets but recognize the expenses on their statements of operations in a manner similar to current accounting rules. ASU 2016-02 states that a lessee would recognize a lease liability for the obligation to make lease payments and a right-to-use asset for the right to use the underlying asset for the lease term. The new standard is effective for interim and annual periods beginning after December 15, 2021 (i.e. calendar periods beginning on January 1, 2022) on a modified retrospective basis. All leases are operating leases. See Note 5, “Leases.” All leases other than those disclosed as Right-to-Use leases are short term in nature with a term less than 12 months.